Results of Operations from Oil and Gas Producing Activities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Results of operations for oil and gas producing activities by geographic area [line items]
Sales to affiliated companies	$ 62	$ 75	$ 75
Valuation provision	12	21	596
Results of oil and gas producing activities	298	1,671	(935)
United States [member]
Results of operations for oil and gas producing activities by geographic area [line items]
Results of oil and gas producing activities	133	1,097	(1,446)
Discontinued operations - Onshore US Cash Generating Units [member] | United States [member]
Results of operations for oil and gas producing activities by geographic area [line items]
Results of oil and gas producing activities	$ 0	$ 431	$ (465)